Operating expenses	6 Months Ended
Sep. 30, 2021
Operating expenses
Operating expenses

15.Operating expenses

Operating expenses consisted of the followings:

	For the six months ended September 30,
	2021	2020
Selling and marketing expenses:
Promotion expenses	$373,535	$478,881
Telecommunications service fees	152,832	210,144
Union pay service charges	93,578	119,921
Employee compensation	88,323	67,151
Employee benefit expenses	11,923	3,715
	$720,191	$879,812

General and administrative expenses:
Employee compensation	$1,399,552	$1,113,316
Audit fee(1)	352,100	12,119
Consulting fee (1)	161,778	27,706
Insurance fee(1)	95,688	42,192
Attorney fee(1)	76,045	—
Service fee(1)	53,695	190,888

Employee benefit expenses	45,696	5,062
Rental fee	44,221	37,684
Entertainment	22,701	4,553
Travel and Communication expenses	17,219	—
Other	24,316	66,254
	$2,293,011	$1,499,774

Operating expenses	$3,013,202	$2,379,586
(1)	Audit fee, consulting fee, insurance fee, attorney fee for the six months ended September 30, 2020 were separated from service fee to list as comparative number.